Financial liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Liabilities [Abstract]
Financial liabilities

29. Financial liabilities

Total financial liabilities are EUR 248,491 thousand and EUR 375,358 thousand as of December 31, 2021 and as of December 31, 2020 respectively; the balances in financial debt are as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Lease liabilities - Right of Use	5,553	5,435
Bank overdrafts	37	582
Bank loans	36,195	61,905
Financial liabilities due to related parties	940	968
Fair value of derivatives	1,681	4,417
Financial payables for shares acquisition	—	7,927
Financial liabilities due to other lenders	1,789	—
Total current financial liabilities	46,195	81,234

Lease liabilities - Right of Use	17,574	20,186
Bank loans	134,367	224,365
Notes	49,620	49,573
Financial liabilities due to other lenders	735	—
Total non-current financial liabilities	202,296	294,124

Financial Liabilities	248,491	375,358

Financial liabilities mainly include bank loans (current and non-current portion), lease liabilities (current and non-current portion) and notes. On April 16, 2020 Stevanato Group entered into a note purchase and private shelf agreement with PGIM, Inc. and certain of its affiliates, pursuant to which, for a period of three years following the date of the agreement, Stevanato may issue, and PGIM, Inc. or certain of its affiliates may purchase, up to USD 69,540 thousand of Stevanato notes. Additionally, on the same date, Stevanato Group issued EUR 50,000 thousand of Senior Notes, Series A, due April 16, 2028 to PGIM, Inc. Repayment of the Notes is required to be made in two tranches, EUR 25,000 thousand on April 16, 2027, and the remainder at the expiration of the notes. Pursuant to the agreement, Nuova Ompi s.r.l. provided to PGIM, Inc. and its affiliates a subsidiary guarantee, guaranteeing the repayment of the notes.

As of December 31, 2021 the current and non-current portion of bank loans amount respectively to EUR 36,195 thousand and EUR 134,367 thousand (respectively EUR 61,905 thousand and EUR 224,365 thousand as of December 31, 2020). The significant decrease in bank loans, besides the ongoing reimbursement plan, is due to the early repayment of the existing floating rate loans.

As of December 31, 2020, other current financial liabilities included both the liability of EUR 6,706 thousand recognized in relation to the put option granted to non-controlling shareholders of SVM Automatik A/S and the liability of EUR 1,221 thousand referred to the unpaid amount of the purchase of the residual shares of Medirio SA due in 2021. On October 07, 2021, the sub holding Stevanato Group International purchased the remaining 35% of the share capital in SVM Automatic A/S at a price of EUR 7,000 thousand. These liabilities were settled in 2021.

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

As at December 31, 2021

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	36,357	2022	1.20%	36,357
	EUR	50,461	2023	1.24%	50,461
	EUR	51,664	2024	1.28%	51,664
	EUR	24,393	2025	1.33%	24,393
	EUR	7,488	2026	1.39%	7,488
	EUR	592	2027	1.40%	592
Amortized Cost	EUR	(393)	2022-2027		(393)
Total Bank Loans					170,562

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost		(380)	2022-2028		(380)
Total Notes					49,620

Overdrafts	DKK	275	2022	1.25%	37

Total Bank Loans and Overdrafts					220,219

As at December 31, 2020

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	62,169	2021	0.86%	62,169
	EUR	66,251	2022	0.91%	66,251
	EUR	65,467	2023	0.97%	65,467
	EUR	56,156	2024	1.08%	56,156
	EUR	28,843	2025	1.29%	28,843
	EUR	7,488	2026	1.36%	7,488
	EUR	591	2027	0.94%	591
Amortized Cost	EUR	(695)	2021-2027		(695)
Total Bank Loans					286,270

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(427)	2021-2028		(427)
Total Notes					49,573

Overdrafts	DKK	4,321	2021	1.25%	582

Total Bank Loans and Overdrafts					336,425

Financial liabilities are recognized according to the amortized cost method and require compliance with certain financial covenants on the Group consolidated figures, more specifically the following ratios are monitored: Net Financial Debt on EBITDA, Net Financial Debt on Equity, EBITDA on Financial Charges.

As at December 31, 2021 and as at December 31, 2020, all financial covenants are complied with.

Some short-term payables are subject to secured guarantee, please refer to Note 39.

Other current financial assets and other financial liabilities relates to foreign exchange derivatives. The following table sets further the analysis of derivative assets and liabilities at December 31, 2021 and December 31, 2020.

	At December 31,		At December 31,
	2021		2020
(EUR thousand)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Foreign exchange forward contracts	49	49	19	19

Financial liabilities
Foreign exchange forward contracts	—	—	16	16
Interest Rate Swap in cash flow hedges	1,681	1,681	4,386	4,386

Derivatives on currency risk have not been designated as hedging instruments and reflect the change in the fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected sales.

Derivatives designated as hedging instruments reflect the change in fair value of the interest rate swap contract, designated as cash flow hedges to hedge fluctuations in variable interest rate on loans. The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the cash flows of the underlying transaction.